SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated November 21, 2022

to the Prospectus dated August 28, 2022

Effective immediately, the portfolio manager information for Muzinich & Co., Inc. with respect to the Six Circles Credit Opportunities Fund in the (i) “Risk/Return Summary — Management — Sub-Advisers and Sub-Sub-Advisers” section of the Prospectus and (ii) “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Credit Opportunities Fund” section of the Prospectus, are hereby amended to remove all references to, and information regarding, Christina Bastin.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-17

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated November 21, 2022

to the Statement of Additional Information dated August 28, 2022, as amended

Effective immediately, the portfolio manager information for Muzinich & Co., Inc. with respect to the Six Circles Credit Opportunities Fund in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” section of Part I, is hereby amended to remove all references to, and information regarding, Christina Bastin.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-18